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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ---------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY         MAY 7, 2002
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          65
                                          --------------------------
 Form 13F Information Table Value Total:        890,394
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                           FORM 13F INFORMATION TABLE
                                 MARCH 31, 2002



                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.                COM          000957100     5399   147100 SH       SOLE                   147100
ADC Telecom                        COM          000886101    10612  2607300 SH       SOLE                  2607300
Allied Capital Corp.               COM          01903Q108    33300  1210919 SH       SOLE                  1210919
American Express Co.               COM          025816109     5603   136793 SH       SOLE                   136793
American Power Conv                COM          029066107    13154   890020 SH       SOLE                   890020
Banknorth Group, Inc.              COM          06646R107    24753   939393 SH       SOLE                   939393
Berkshire Hathaway A               COM          084670108    24032      338 SH       SOLE                      338
Berkshire Hathaway B               COM          084670207     5873     2479 SH       SOLE                     2479
Brown & Brown Inc.                 COM          115236101    38882  1238290 SH       SOLE                  1238290
C Cor.Net Corp                     COM          125010108     9967   553710 SH       SOLE                   553710
CSS Industries Inc                 COM          125906107     9125   280681 SH       SOLE                   280681
Citigroup Inc.                     COM          172967101     5760   116315 SH       SOLE                   116315
Cognex Corporation                 COM          192422103     4256   146450 SH       SOLE                   146450
Commonwealth Tel.                  COM          203349105     1763    46100 SH       SOLE                    46100
Conmed Corp                        COM          207410101    22016   880634 SH       SOLE                   880634
Cotton Sts Life Ins Co             COM          221774102      119    12187 SH       SOLE                    12187
Courier Corp                       COM          222660102      568    14400 SH       SOLE                    14400
Ethan Allen Interiors              COM          297602104    12298   323125 SH       SOLE                   323125
Exxon Mobil Corp                   COM          30231G102      255     5829 SH       SOLE                     5829
Franklin Resources                 COM          354613101    13440   320619 SH       SOLE                   320619
General Electric Co                COM          369604103     1085    28976 SH       SOLE                    28976
H&R Block Inc.                     COM          093671105    24406   549065 SH       SOLE                   549065
Hickory Tech Corp                  COM          429060106     6070   373100 SH       SOLE                   373100
Hudson River Bancorp               COM          444128102      338    14000 SH       SOLE                    14000
Idex Corporation                   COM          45167R104    29660   801624 SH       SOLE                   801624
Int'l Speedway                     COM          460335201    16310   356890 SH       SOLE                   356890
International Bus Mach             COM          459200101      917     8821 SH       SOLE                     8821
John Wiley & Sons                  COM          968223206      810    30900 SH       SOLE                    30900
Jones Apparel Group                COM          480074103     9017   258000 SH       SOLE                   258000
Kaydon Corp                        COM          486587108    45891  1699674 SH       SOLE                  1699674
Landauer Inc                       COM          51476K103     4827   127200 SH       SOLE                   127200
Littlefuse Inc.                    COM          537008104     9632   388865 SH       SOLE                   388865
M & T Bank Corp                    COM          55261F104    17720   220475 SH       SOLE                   220475
Markel Corp                        COM          570535104    18128    89077 SH       SOLE                    89077
Martin Marietta Mat                COM          573284106    17872   423313 SH       SOLE                   423313
Meredith Corp                      COM          589433101    17484   411300 SH       SOLE                   411300
Mocon Inc Com                      COM          607494101     4430   434299 SH       SOLE                   434299
NBT Bancorp Inc.                   COM          628778102      401    27228 SH       SOLE                    27228
New England Bus                    COM          643872104    32981  1284822 SH       SOLE                  1284822
New Plan Excel Realty              COM          648053106     1273    63479 SH       SOLE                    63479
North Fork Bancorp                 COM          659424105    12554   353050 SH       SOLE                   353050
Oneida Ltd Com                     COM          682505102      185    12337 SH       SOLE                    12337
Pfizer Inc Com                     COM          717081103      202     5074 SH       SOLE                     5074
Protective Life Corp.              COM          743674103    26584   852589 SH       SOLE                   852589
Regal Beloit Corp.                 COM          758750103    15884   621698 SH       SOLE                   621698
Renal Care Group Inc.              COM          759930100     5061   154300 SH       SOLE                   154300
Reynolds & Reynolds                COM          761695105    37471  1249030 SH       SOLE                  1249030
Ross Stores Inc.                   COM          778296103    19791   523150 SH       SOLE                   523150
SCP Pool Corporation               COM          784028102     1649    52500 SH       SOLE                    52500
Servicemaster Co.                  COM          81760N109    39772  2892497 SH       SOLE                  2892497
Six Flags, Inc.                    COM          83001P109     9877   553000 SH       SOLE                   553000
SouthTrust Corporation             COM          844730101    14385   544875 SH       SOLE                   544875
Tennant Co.                        COM          880345103    16619   396450 SH       SOLE                   396450
Tricon Global Restaurants          COM          895953107    12674   215625 SH       SOLE                   215625
Trustco Bank Corp                  COM          898349105    22518  1744249 SH       SOLE                  1744249
US Bancorp                         COM          902973304      239    10571 SH       SOLE                    10571
Vulcan Materials                   COM          929160109    25211   530315 SH       SOLE                   530315
Waddell & Reed Finl                COM          930059100     8733   286527 SH       SOLE                   286527
Watson Pharmaceuticals             COM          942683103    17675   652462 SH       SOLE                   652462
White Mtns Insurance               COM          G9618E107    65470   189548 SH       SOLE                   189548
Whole Foods Mkt Inc.               COM          966837106     5433   118900 SH       SOLE                   118900
Worldcom Inc Ga New                COM          98157D106      128    19050 SH       SOLE                    19050
Zebra Technologies A               COM          989207105    26123   482955 SH       SOLE                   482955
Cedar Fair L.P.                    LP           150185106     4919   206950 SH       SOLE                   206950
Six Flags Inc Pref                 PFD          83001p505      807    29900 SH       SOLE                    29900
